UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number   811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/17

Item 1. Reports to Stockholders.

Franklin ETF Trust

Semiannual Report

November 30, 2017

Franklin Liberty Short Duration U.S. Government ETF

FRANKLIN TEMPLETON INVESTMENTS

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Visit libertyshares.com for fund

updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Franklin Liberty Short Duration U.S. Government ETF

We are pleased to bring you Franklin Liberty Short Duration U.S. Government ETF’s semiannual report for the period ended November 30, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing at least 80% of its net assets in securities issued or guaranteed by the US government, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of +0.20% based on market price and +0.27% based on net asset value. In comparison, the Bloomberg Barclays US Government Index: 1-3 Year Component had a -0.12% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

Economic and Market Overview

The US economy grew during the six months under review. The economy strengthened in 2017’s third quarter compared to the second quarter, largely due to growth in consumer spending across goods and services, business and inventory investment, as well as net exports due to lower imports. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 4.3% in May 2017 to 4.1% at period-end.3 Monthly retail sales were volatile but positive on average during the period. Annual inflation, as measured by the Consumer Price Index, increased from 1.9% in May 2017 to 2.2% at period-end.3

At its June meeting, the US Federal Reserve (Fed) raised its target range for the federal funds rate 0.25% to 1.00%–1.25%, amid signs of a growing US economy, strengthening labor market and improving business spending. At its subsequent meetings, the Fed kept its target range unchanged. However, minutes of its October 31–November 1 meeting indicated that the Fed continued to maintain a positive outlook for the US economy and signaled the possibility of a third rate hike in 2017, though concerns about the ongoing softness in inflation remained.

Portfolio Composition*
Based on Total Net Assets as of 11/30/17

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the US government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

3. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 9.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

The 10-year Treasury yield, which moves inversely to its price, shifted throughout the period. The yield rose in June amid renewed optimism for improvement in economic growth and was supported in July by hawkish comments from key central bankers around the world. Easing concerns about Hurricane Irma’s economic impact, the Fed’s balance sheet normalization beginning in October and strong economic data also pushed the yield higher. However, several factors weighed on the Treasury yield at certain points during the period, including tensions between the US and North Korea; uncertainty on whether the Fed would raise rates in December 2017; and the appointment of Jerome Powell, viewed as more dovish than other contenders, as the next Fed chair. Near period-end, the Senate’s approval of a budget plan and subsequent vote to begin debate on a tax reform bill raised expectations for reforms and drove the yield higher. Overall, the 10-year Treasury yield rose from 2.21% at the beginning of the period to 2.42% at period-end.

Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the US government, its agencies or instrumentalities. The Fund currently targets an estimated portfolio duration of three years or less. The Fund generally invests 50–70% of its assets in mortgage securities issued or guaranteed by the US government, its agencies or instrumentalities, including adjustable rate mortgage securities (ARMs). The Fund also invests in direct US government obligations (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the US government, its agencies or instrumentalities, including government-sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures. To pursue its investment goal, the Fund may invest in certain interest rate-related derivatives, principally US Treasury and fixed income index futures contracts. The use of these derivatives may allow the Fund to obtain net long or short exposures to selected interest rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other portfolio investments and to manage the duration of the Fund’s portfolio. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a US or foreign futures exchange to buy or sell an asset at a specific price on a future date.

Manager’s Discussion

During the period, the Fund’s duration and yield curve positioning were the largest contributors to outperformance relative to the benchmark. The Fund had shorter duration than the benchmark, with positioning for yield curve flattening, which was beneficial as the yield curve was both higher and flatter over the period. The Fund’s exposure to agency ARMs was also a significant source of outperformance relative to the benchmark. The Fund continued to focus on seasoned, shorter maturity, high-quality ARMs that tend to be less sensitive to interest-rate changes. ARMs spreads tightened modestly during the period and prepayments remained range bound, both factors that lead to strong performance. The Fund’s exposure to fixed-rate agency mortgage-backed securities (MBS), multi-family agency MBS, Treasury-Inflation Protected Securities (TIPS) and security selection in agencies were all positive sources of outperformance relative to the benchmark.

The Fund invested in US Treasuries, agency debentures, agency mortgage pass-through securities and other US government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest-rate risk government bond markets with a focus on high current income. We used US Treasury futures contracts for duration management. Over the period, the futures positions had a net realized gain.

Dividend Distributions*
6/1/17–11/30/17
Month	Dividend per Share (cents)
June	17.010
July	18.741
August	19.582
September	15.600
October	19.498
November	21.251
Total	111.682

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year US Treasury debt.

Thank you for your participation in Franklin Liberty Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Roger A. Bayston

Patrick A. Klein

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2017, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of November 30, 2017

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/171

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	+0.27%	+0.20%	+0.27%	+0.20%
1-Year	+0.83%	+1.29%	+0.83%	+1.29%
3-Year	+1.98%	+2.02%	+0.66%	+0.67%
Since Inception (11/4/13)	+3.45%	+3.09%	+0.83%	+0.75%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with waiver)	(without waiver)
2.66%	1.81%	1.65%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to libertyshares.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Distributions (6/1/17–11/30/17)

Net Investment Income
$1.11682

Total Annual Operating Expenses7

With Waiver	Without Waiver
0.25%	0.39%

All investments involve risks, including possible loss of principal. Interest-rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a discussion of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has an expense reduction contractually guaranteed through 9/30/18. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the 21.251 cent per share November dividend and the NAV of $95.89 per share on 11/30/17.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Ending Account Value 11/30/17	Expenses Paid During Period 6/1/17–11/30/17[1,2]	Net Annualized Expense Ratio[2,3]
$1,000	$1,002.70	$1.46	$1,023.61	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

3. From 6/1/17 through 9/30/17, the expense waiver resulted in a net annualized expense ratio (excluding acquired fund fees and expenses) of 0.30%. Effective 10/1/17, the Fund’s expense cap was reduced and, as a result, the net annualized expense ratio (excluding acquired funds fees and expenses) changed to 0.25%. If the reduced expense cap had been in effect for the entire six-month period (6/1/17–11/30/17), the Actual expenses paid during the period would have been $1.26, and the Hypothetical expenses paid during the period would have been $1.27.

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FRANKLIN ETF TRUST

Financial Highlights

Franklin Liberty Short Duration U.S. Government ETF

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31,
		2017	2016	2015	2014[a]
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$96.75	$97.83	$99.03	$99.98	$100.00

Income from investment operations[b]:

Net investment income[c]	0.63	1.02	0.72	0.64	0.41

Net realized and unrealized gains (losses)	(0.37)	(0.08)	(0.39)	0.09	0.67

Total from investment operations	0.26	0.94	0.33	0.73	1.08

Less distributions from net investment income	(1.12)	(2.02)	(1.53)	(1.68)	(1.10)

Net asset value, end of period	$95.89	$96.75	$97.83	$99.03	$99.98

Total return[d]	0.27%	0.97%	0.34%	0.74%	1.08%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.46%	0.39%	0.40%	0.68%	0.61%

Expenses net of waiver and payments by affiliates	0.29%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.30%	1.05%	0.73%	0.64%	0.71%

Supplemental data

Net assets, end of period (000’s)	$139,139	$169,406	$183,521	$47,139	$27,595

Portfolio turnover rate[f]	57.38%	134.97%	145.14%	198.41%	98.35%

Portfolio turnover rate excluding mortgage dollar rolls[g]	36.53%	75.90%	62.17%	140.19%	64.98%

aFor the period November 4, 2013 (commencement of operations) to May 31, 2014.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of creation unit Fund shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes the value of portfolio securities received or delivered as a result of processing capital share transactions in Creation Units, if any.

gSee Note 1(d) regarding mortgage dollar rolls.

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FRANKLIN ETF TRUST

Statement of Investments, November 30, 2017 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

		Principal Amount	Value

	U.S. Government and Agency Securities 34.9%
	Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$58,272	$57,613
	FHLB, 1.375%, 6/12/20	1,400,000	1,379,735
	FHLMC, 1.25%, 10/02/19	1,500,000	1,484,328
	FHLMC, 1.375%, 5/01/20	1,525,000	1,507,243
	FHLMC, 2.375%, 1/13/22	1,000,000	1,010,403
	FICO D-P, Strip, 9/26/19	1,585,000	1,530,987
	FICO E-P, Strip, 11/02/18	225,000	221,429
	FNMA, 1.75%, 11/26/19	1,300,000	1,298,305
	FNMA, 2.625%, 9/06/24	350,000	355,435
	FNMA, 6.625%, 11/15/30	250,000	352,660
	FNMA, 7.125%, 1/15/30	250,000	360,512
	Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,251,436
	Israel Government Agency for International Development Bonds, 5.50%, 9/18/23	1,500,000	1,754,114
	Overseas Private Investment Corp., A, zero cpn., 11/15/20	225,000	271,625
	Private Export Funding Corp.,
	secured note, 4.30%, 12/15/21	1,500,000	1,620,639
	secured note, LL, 2.25%, 3/15/20	1,600,000	1,607,750
	senior secured note, MM, 2.30%, 9/15/20	1,550,000	1,558,119
	Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	830,156
a	U.S. Treasury Bond, Index Linked, 1.375%, 1/15/20	798,826	819,227
	U.S. Treasury Note,
	0.875%, 6/15/19	2,000,000	1,973,711
	1.00%, 8/31/19	1,500,000	1,480,283
	1.00%, 11/15/19	3,000,000	2,955,176
	1.375%, 1/15/20	4,000,000	3,964,219
	1.375%, 5/31/20	2,000,000	1,976,797
	1.375%, 8/31/20	1,500,000	1,479,873
	1.50%, 11/30/19	2,500,000	2,485,644
	1.50%, 4/15/20	1,500,000	1,488,047
	1.50%, 7/15/20	2,000,000	1,981,172
	1.625%, 12/31/19	1,500,000	1,494,287
	[a]Index Linked, 0.125%, 1/15/23	1,112,954	1,100,553
	[a]Index Linked, 0.125%, 7/15/24	4,676,805	4,597,897
	[a]Index Linked, 0.625%, 7/15/21	2,189,820	2,228,194
	Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	120,535

	Total U.S. Government and Agency Securities (Cost $48,901,953)		48,598,104

	Mortgage-Backed Securities 64.7%
b	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 18.7%
	FHLMC, 2.858%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/29	39,921	42,046
	FHLMC, 2.934%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/38	138,626	144,775
	FHLMC, 2.936%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/34	200,788	213,099
	FHLMC, 2.949%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/35	268,870	285,339
	FHLMC, 2.984%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/36	367,974	389,767
	FHLMC, 2.987%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/33	70,648	73,808
	FHLMC, 3.007%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/36	52,158	55,171
	FHLMC, 3.036%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/34	71,904	76,283
	FHLMC, 3.055%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/33	24,389	25,856
	FHLMC, 3.055%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	434,456	450,988
	FHLMC, 3.067%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/37	957,887	1,009,428
	FHLMC, 3.088%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/33	151,070	158,175
	FHLMC, 3.093%, (US 1 Year CMT T-Note +/- MBS margin), 2/01/35	72,661	77,053
	FHLMC, 3.102%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/27	1,822	1,865
	FHLMC, 3.118%, (US 1 Year CMT T-Note +/- MBS margin), 2/01/36	122,569	129,829
	FHLMC, 3.208%, (US 1 Year CMT T-Note +/- MBS margin), 4/01/29	10,645	10,840
	FHLMC, 3.208%, (12-Month USD LIBOR +/- MBS margin), 4/01/36	161,051	168,198
	FHLMC, 3.208%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/38	234,631	249,733

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
b	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 3.21%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/30	$420	$427
	FHLMC, 3.219%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/38	793,911	835,642
	FHLMC, 3.22%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/36	34,823	36,862
	FHLMC, 3.222%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/29	552,056	580,587
	FHLMC, 3.222%, (US 1 Year CMT T-Note +/- MBS margin), 6/01/37	408,986	431,739
	FHLMC, 3.239%, (US 1 Year CMT T-Note +/- MBS margin), 6/01/34	105,501	111,820
	FHLMC, 3.248%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/36	101,248	106,980
	FHLMC, 3.261%, (12-Month USD LIBOR +/- MBS margin), 1/01/38	50,196	52,618
	FHLMC, 3.269%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/35	864,973	913,549
	FHLMC, 3.273%, (12-Month USD LIBOR +/- MBS margin), 8/01/34	367,736	384,253
	FHLMC, 3.289%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/32	6,184	6,489
	FHLMC, 3.314%, (US 1 Year CMT T-Note +/- MBS margin), 3/01/35	30,020	31,757
	FHLMC, 3.319%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/36	409,514	430,809
	FHLMC, 3.323%, (6-Month USD LIBOR +/- MBS margin), 1/01/26	1,370	1,416
	FHLMC, 3.333%, (12-Month USD LIBOR +/- MBS margin), 1/01/37	31,005	32,513
	FHLMC, 3.34%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/37	101,708	107,333
	FHLMC, 3.344%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/35	19,955	21,092
	FHLMC, 3.345%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/34	224,327	236,862
	FHLMC, 3.348%, (12-Month USD LIBOR +/- MBS margin), 12/01/35	514,923	541,365
	FHLMC, 3.352%, (12-Month USD LIBOR +/- MBS margin), 12/01/36	161,600	169,674
	FHLMC, 3.358%, (12-Month USD LIBOR +/- MBS margin), 1/01/37	5,010	5,263
	FHLMC, 3.359%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/37	61,905	65,610
	FHLMC, 3.36%, (12-Month USD LIBOR +/- MBS margin), 6/01/37	120,431	126,304
	FHLMC, 3.361%, (12-Month USD LIBOR +/- MBS margin), 9/01/36	88,641	92,639
	FHLMC, 3.367%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/34	490,678	522,235
	FHLMC, 3.375%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/34	17,298	18,223
	FHLMC, 3.38%, (12-Month USD LIBOR +/- MBS margin), 9/01/36	4,880	5,100
	FHLMC, 3.393%, (12-Month USD LIBOR +/- MBS margin), 9/01/36	34,740	36,387
	FHLMC, 3.395%, (12-Month USD LIBOR +/- MBS margin), 2/01/36	134,898	141,757
	FHLMC, 3.397%, (12-Month USD LIBOR +/- MBS margin), 5/01/33	8,377	8,819
	FHLMC, 3.415%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/33	36,753	38,741
	FHLMC, 3.421%, (12-Month USD LIBOR +/- MBS margin), 5/01/38	1,879,966	1,971,570
	FHLMC, 3.425%, (12-Month USD LIBOR +/- MBS margin), 3/01/36	26,375	27,755
	FHLMC, 3.43%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/33	13,911	14,664
	FHLMC, 3.432%, (12-Month USD LIBOR +/- MBS margin), 1/01/36	29,632	31,161
	FHLMC, 3.446%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/28	1,337	1,407
	FHLMC, 3.446%, (12-Month USD LIBOR +/- MBS margin), 9/01/37	1,021,685	1,072,171
	FHLMC, 3.465%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/33	60,212	63,390
	FHLMC, 3.467%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/35	282,247	297,642
	FHLMC, 3.469%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/33	254,360	267,365
	FHLMC, 3.47%, (12-Month USD LIBOR +/- MBS margin), 9/01/37	1,850,824	1,951,417
	FHLMC, 3.475%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/33	310,557	327,213
	FHLMC, 3.477%, (12-Month USD LIBOR +/- MBS margin), 5/01/36	28,215	30,033
	FHLMC, 3.479%, (12-Month USD LIBOR +/- MBS margin), 1/01/36	21,355	22,576
	FHLMC, 3.492%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	97,311	102,909
	FHLMC, 3.50%, (12-Month USD LIBOR +/- MBS margin), 4/01/34	19,769	20,773
	FHLMC, 3.50%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	906,935	957,028
	FHLMC, 3.51%, (12-Month USD LIBOR +/- MBS margin), 6/01/41	311,351	327,486
	FHLMC, 3.511%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/33	100,215	106,299
	FHLMC, 3.514%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/35	471,773	502,267
	FHLMC, 3.515%, (12-Month USD LIBOR +/- MBS margin), 11/01/37	959,561	1,010,405
	FHLMC, 3.517%, (12-Month USD LIBOR +/- MBS margin), 4/01/37	811,042	853,963
	FHLMC, 3.518%, (12-Month USD LIBOR +/- MBS margin), 5/01/35	523,873	552,833
	FHLMC, 3.519%, (12-Month USD LIBOR +/- MBS margin), 1/01/42	362,876	379,446
	FHLMC, 3.523%, (12-Month USD LIBOR +/- MBS margin), 4/01/40	295,285	310,437
	FHLMC, 3.525%, (12-Month USD LIBOR +/- MBS margin), 8/01/42	346,560	363,597

10	Semiannual Report	libertyshares.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
b	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 3.534%, (12-Month USD LIBOR +/- MBS margin), 10/01/36	$71,972	$75,539
	FHLMC, 3.535%, (12-Month USD LIBOR +/- MBS margin), 1/01/36	65,666	69,351
	FHLMC, 3.546%, (6-Month USD LIBOR +/- MBS margin), 9/01/30	6,162	6,381
	FHLMC, 3.551%, (12-Month USD LIBOR +/- MBS margin), 8/01/41	1,080,612	1,134,556
	FHLMC, 3.553%, (12-Month USD LIBOR +/- MBS margin), 4/01/36	305,039	322,352
	FHLMC, 3.56%, (12-Month USD LIBOR +/- MBS margin), 5/01/40	1,630,593	1,718,543
	FHLMC, 3.568%, (12-Month USD LIBOR +/- MBS margin), 9/01/35	206,562	219,459
	FHLMC, 3.57%, (12-Month USD LIBOR +/- MBS margin), 4/01/37	63,491	67,156
	FHLMC, 3.575%, (12-Month USD LIBOR +/- MBS margin), 5/01/35	7,907	8,344
	FHLMC, 3.585%, (12-Month USD LIBOR +/- MBS margin), 8/01/36	14,835	15,670
	FHLMC, 3.586%, (12-Month USD LIBOR +/- MBS margin), 3/01/36	695,349	737,228
	FHLMC, 3.597%, (12-Month USD LIBOR +/- MBS margin), 9/01/36	129,688	136,944
	FHLMC, 3.609%, (12-Month USD LIBOR +/- MBS margin), 7/01/35	30,455	32,265
	FHLMC, 3.62%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/29	19,585	20,613
	FHLMC, 3.64%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/29	9,681	10,246
	FHLMC, 3.655%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	166,941	177,211
	FHLMC, 3.673%, (12-Month USD LIBOR +/- MBS margin), 6/01/37	6,125	6,412
	FHLMC, 5.502%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/24	1,911	1,953

			25,983,148

	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.5%
	FHLMC, 2.637%, 1/25/23	915,000	924,045
	FHLMC, 3.06%, 7/25/23	1,590,000	1,636,563
	FHLMC, 3.25%, 4/25/23	1,200,000	1,246,141
	FHLMC, 3.30%, 4/25/23	1,250,000	1,302,034
	FHLMC, 3.31%, 5/25/23	1,600,000	1,667,394
	FHLMC, 3.32%, 2/25/23	1,250,000	1,301,830
	FHLMC, 3.458%, 8/25/23	1,562,000	1,638,446
c	FHLMC, 3.50%, 12/15/44	1,650,000	1,691,379
	FHLMC, 3.527%, 10/25/23	1,500,000	1,579,676
	FHLMC, 3.531%, 7/25/23	1,500,000	1,579,527

			14,567,035

b	Federal National Mortgage Association (FNMA) Adjustable Rate 27.8%
	FNMA, 2.397%, (12-Month Treasury Average +/- MBS margin), 1/01/31	23,308	23,205
	FNMA, 2.402%, (12-Month Treasury Average +/- MBS margin), 6/01/40	88,139	91,033
	FNMA, 2.402%, (12-Month Treasury Average +/- MBS margin), 7/01/40	4,497	4,491
	FNMA, 2.402%, (12-Month Treasury Average +/- MBS margin), 11/01/40	26,275	26,772
	FNMA, 2.413%, (6-Month USD LIBOR +/- MBS margin), 9/01/33	1,122	1,168
	FNMA, 2.486%, (6-Month USD LIBOR +/- MBS margin), 6/01/21	401	406
	FNMA, 2.516%, (11th District COF +/- MBS margin), 8/01/29	61,387	62,168
	FNMA, 2.547%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/23	9,254	9,510
	FNMA, 2.564%, (US 1 Year CMT T-Note +/- MBS margin), 4/01/18	36	36
	FNMA, 2.609%, (11th District COF +/- MBS margin), 8/01/37	1,449,722	1,494,218
	FNMA, 2.673%, (6-Month USD LIBOR +/- MBS margin), 3/01/28	6,548	6,665
	FNMA, 2.674%, (6-Month USD LIBOR +/- MBS margin), 11/01/33	2,470	2,578
	FNMA, 2.704%, (6-Month USD LIBOR +/- MBS margin), 11/01/33	4,740	4,829
	FNMA, 2.705%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/29	3,690	3,830
	FNMA, 2.761%, (6-Month USD LIBOR +/- MBS margin), 9/01/27	7,269	7,420
	FNMA, 2.777%, (6-Month US T-Bill +/- MBS margin), 1/01/20	872	880
	FNMA, 2.819%, (6-Month USD LIBOR +/- MBS margin), 8/01/33	7,567	7,811
	FNMA, 2.821%, (US 1 Year CMT T-Note +/- MBS margin), 2/01/25	11,878	12,265
	FNMA, 2.841%, (6-Month USD LIBOR +/- MBS margin), 5/01/32	10,898	11,571
	FNMA, 2.861%, (12-Month Treasury Average +/- MBS margin), 11/01/35	45,225	47,953
	FNMA, 2.867%, (6-Month USD LIBOR +/- MBS margin), 2/01/36	598,362	618,135
	FNMA, 2.87%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/33	14,145	14,886

libertyshares.com	Semiannual Report	11

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
b	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 2.875%, (6-Month USD LIBOR +/- MBS margin), 10/01/34	$8,314	$8,526
	FNMA, 2.876%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/32	2,051	2,151
	FNMA, 2.891%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/34	12,147	12,719
	FNMA, 2.895%, (12-Month Treasury Average +/- MBS margin), 10/01/35	368,005	384,288
	FNMA, 2.924%, (12-Month Treasury Average +/- MBS margin), 11/01/35	51,416	53,806
	FNMA, 2.924%, (12-Month Treasury Average +/- MBS margin), 11/01/35	272,199	285,358
	FNMA, 2.929%, (12-Month Treasury Average +/- MBS margin), 11/01/35	62,518	65,428
	FNMA, 2.936%, (6-Month USD LIBOR +/- MBS margin), 12/01/24	3,292	3,394
	FNMA, 2.947%, (6-Month USD LIBOR +/- MBS margin), 2/01/33	267,488	277,004
	FNMA, 2.948%, (12-Month Treasury Average +/- MBS margin), 11/01/35	190,764	199,851
	FNMA, 2.952%, (6-Month USD LIBOR +/- MBS margin), 7/01/35	43,865	45,570
	FNMA, 2.952%, (12-Month Treasury Average +/- MBS margin), 11/01/35	432,832	453,396
	FNMA, 2.957%, (12-Month Treasury Average +/- MBS margin), 11/01/35	54,967	57,641
	FNMA, 2.964%, (12-Month Treasury Average +/- MBS margin), 11/01/35	64,873	67,957
	FNMA, 2.97%, (6-Month USD LIBOR +/- MBS margin), 1/01/35	8,043	8,343
	FNMA, 2.973%, (12-Month Treasury Average +/- MBS margin), 11/01/35	66,215	69,459
	FNMA, 2.973%, (6-Month USD LIBOR +/- MBS margin), 5/01/36	28,921	30,001
	FNMA, 2.975%, (12-Month Treasury Average +/- MBS margin), 11/01/35	137,007	143,630
	FNMA, 2.996%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/34	101,146	106,724
	FNMA, 2.997%, (6-Month USD LIBOR +/- MBS margin), 3/01/35	252,152	261,881
	FNMA, 3.005%, (6-Month USD LIBOR +/- MBS margin), 1/01/35	5,125	5,332
	FNMA, 3.005%, (6-Month USD LIBOR +/- MBS margin), 11/01/35	19,135	19,834
	FNMA, 3.011%, (12-Month Treasury Average +/- MBS margin), 10/01/35	986,641	1,032,867
	FNMA, 3.018%, (6-Month USD LIBOR +/- MBS margin), 11/01/33	7,877	8,000
	FNMA, 3.021%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/36	57,438	59,939
	FNMA, 3.025%, (US 1 Year CMT T-Note +/- MBS margin), 2/01/35	120,801	127,702
	FNMA, 3.029%, (6-Month USD LIBOR +/- MBS margin), 6/01/35	29,989	31,163
	FNMA, 3.03%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/33	154,660	162,397
	FNMA, 3.04%, (6-Month USD LIBOR +/- MBS margin), 3/01/34	22,821	23,682
	FNMA, 3.043%, (6-Month USD LIBOR +/- MBS margin), 4/01/36	6,917	7,192
	FNMA, 3.046%, (6-Month USD LIBOR +/- MBS margin), 3/01/36	8,482	8,814
	FNMA, 3.05%, (6-Month USD LIBOR +/- MBS margin), 5/01/33	18,234	18,905
	FNMA, 3.05%, (6-Month USD LIBOR +/- MBS margin), 11/01/34	9,347	9,548
	FNMA, 3.05%, (6-Month USD LIBOR +/- MBS margin), 5/01/35	12,393	12,866
	FNMA, 3.053%, (6-Month USD LIBOR +/- MBS margin), 6/01/34	395,836	411,635
	FNMA, 3.069%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/36	173,199	181,247
	FNMA, 3.07%, (6-Month USD LIBOR +/- MBS margin), 11/01/35	1,340,557	1,394,776
	FNMA, 3.07%, (6-Month USD LIBOR +/- MBS margin), 11/01/35	8,599	8,903
	FNMA, 3.073%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/37	77,730	82,110
	FNMA, 3.074%, (6-Month USD LIBOR +/- MBS margin), 4/01/36	10,910	11,347
	FNMA, 3.074%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/36	21,396	22,532
	FNMA, 3.077%, (6-Month USD LIBOR +/- MBS margin), 4/01/36	18,307	19,081
	FNMA, 3.084%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/28	3,825	3,987
	FNMA, 3.109%, (12-Month USD LIBOR +/- MBS margin), 10/01/34	107,448	111,798
	FNMA, 3.109%, (12-Month USD LIBOR +/- MBS margin), 6/01/35	114,194	118,693
	FNMA, 3.11%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/38	1,006,017	1,063,239
	FNMA, 3.115%, (6-Month US T-Bill +/- MBS margin), 4/01/18	182	183
	FNMA, 3.115%, (12-Month USD LIBOR +/- MBS margin), 10/01/35	4,733	4,954
	FNMA, 3.115%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/38	535,113	551,910
	FNMA, 3.12%, (12-Month USD LIBOR +/- MBS margin), 1/01/35	144,386	150,749
	FNMA, 3.13%, (US 1 Year CMT T-Note +/- MBS margin), 4/01/40	91,079	95,901
	FNMA, 3.132%, (US 1 Year CMT T-Note +/- MBS margin), 2/01/37	67,966	71,650
	FNMA, 3.147%, (US 1 Year CMT T-Note +/- MBS margin), 6/01/32	4,177	4,355
	FNMA, 3.156%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/33	34,536	36,411
	FNMA, 3.164%, (6-Month USD LIBOR +/- MBS margin), 12/01/34	23,518	24,512
	FNMA, 3.171%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/39	12,642	13,475

12	Semiannual Report	libertyshares.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
b	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 3.172%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/40	$173,910	$183,718
	FNMA, 3.185%, (12-Month USD LIBOR +/- MBS margin), 1/01/35	44,874	47,070
	FNMA, 3.198%, (12-Month Treasury Average +/- MBS margin), 5/01/36	155,610	164,498
	FNMA, 3.199%, (6-Month USD LIBOR +/- MBS margin), 2/01/35	30,144	31,858
	FNMA, 3.20%, (US 1 Year CMT T-Note +/- MBS margin), 6/01/35	100,983	106,809
	FNMA, 3.205%, (12-Month USD LIBOR +/- MBS margin), 1/01/35	65,462	68,744
	FNMA, 3.212%, (US 1 Year CMT T-Note +/- MBS margin), 3/01/25	18,308	19,320
	FNMA, 3.214%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/35	192,447	202,059
	FNMA, 3.216%, (US 1 Year CMT T-Note +/- MBS margin), 4/01/34	81,681	86,040
	FNMA, 3.221%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/33	15,410	16,350
	FNMA, 3.221%, (12-Month USD LIBOR +/- MBS margin), 2/01/35	88,868	93,114
	FNMA, 3.221%, (US 1 Year CMT T-Note +/- MBS margin), 3/01/38	16,781	17,681
	FNMA, 3.224%, (12-Month USD LIBOR +/- MBS margin), 1/01/33	25,950	26,691
	FNMA, 3.226%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/34	33,997	35,436
	FNMA, 3.23%, (12-Month USD LIBOR +/- MBS margin), 12/01/32	37,959	40,031
	FNMA, 3.232%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/38	1,821,354	1,924,553
	FNMA, 3.237%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/36	2,179,258	2,304,200
	FNMA, 3.246%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/39	123,020	129,826
	FNMA, 3.246%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/40	488,486	516,865
	FNMA, 3.248%, (12-Month USD LIBOR +/- MBS margin), 3/01/34	208,989	219,042
	FNMA, 3.248%, (12-Month USD LIBOR +/- MBS margin), 2/01/36	49,021	51,249
	FNMA, 3.257%, (12-Month USD LIBOR +/- MBS margin), 2/01/35	32,415	34,107
	FNMA, 3.265%, (12-Month Treasury Average +/- MBS margin), 10/01/36	135,775	143,869
	FNMA, 3.27%, (6-Month USD LIBOR +/- MBS margin), 11/01/34	90,485	95,781
	FNMA, 3.275%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/35	131,810	139,080
	FNMA, 3.278%, (12-Month USD LIBOR +/- MBS margin), 12/01/32	6,450	6,728
	FNMA, 3.278%, (12-Month USD LIBOR +/- MBS margin), 7/01/35	24,304	25,412
	FNMA, 3.28%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/39	3,275	3,444
	FNMA, 3.283%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/32	66,686	69,321
	FNMA, 3.283%, (12-Month USD LIBOR +/- MBS margin), 12/01/34	21,951	23,077
	FNMA, 3.284%, (12-Month USD LIBOR +/- MBS margin), 4/01/33	13,795	14,511
	FNMA, 3.287%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/33	86,616	91,855
	FNMA, 3.292%, (12-Month USD LIBOR +/- MBS margin), 7/01/34	1,552	1,614
	FNMA, 3.292%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/36	335,571	354,948
	FNMA, 3.296%, (12-Month USD LIBOR +/- MBS margin), 1/01/35	18,326	19,267
	FNMA, 3.297%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/34	167,825	176,616
	FNMA, 3.298%, (12-Month USD LIBOR +/- MBS margin), 12/01/34	45,747	48,093
	FNMA, 3.311%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/35	208,249	220,234
	FNMA, 3.312%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/33	352,023	370,209
	FNMA, 3.319%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/32	13,023	13,469
	FNMA, 3.319%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/33	13,517	14,140
	FNMA, 3.323%, (12-Month USD LIBOR +/- MBS margin), 7/01/35	331,667	347,741
	FNMA, 3.324%, (12-Month Treasury Average +/- MBS margin), 9/01/36	100,921	106,989
	FNMA, 3.328%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/34	39,411	41,303
	FNMA, 3.337%, (12-Month USD LIBOR +/- MBS margin), 7/01/36	240,475	251,890
	FNMA, 3.34%, (12-Month USD LIBOR +/- MBS margin), 1/01/38	340,490	356,250
	FNMA, 3.346%, (12-Month USD LIBOR +/- MBS margin), 4/01/34	127,980	133,059
	FNMA, 3.351%, (12-Month USD LIBOR +/- MBS margin), 9/01/35	717,547	752,697
	FNMA, 3.357%, (6-Month USD LIBOR +/- MBS margin), 1/01/25	2,853	2,948
	FNMA, 3.357%, (12-Month USD LIBOR +/- MBS margin), 10/01/34	14,533	15,400
	FNMA, 3.36%, (12-Month USD LIBOR +/- MBS margin), 7/01/35	66,862	70,301
	FNMA, 3.369%, (12-Month USD LIBOR +/- MBS margin), 4/01/33	1,886	1,995
	FNMA, 3.371%, (12-Month USD LIBOR +/- MBS margin), 11/01/37	407,695	426,278
	FNMA, 3.372%, (12-Month USD LIBOR +/- MBS margin), 12/01/39	79,119	82,743
	FNMA, 3.375%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	5,856	6,155
	FNMA, 3.376%, (12-Month USD LIBOR +/- MBS margin), 1/01/35	103,467	109,105

libertyshares.com	Semiannual Report	13

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
b	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 3.38%, (12-Month USD LIBOR +/- MBS margin), 3/01/42	$738,835	$777,678
	FNMA, 3.384%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	18,404	19,402
	FNMA, 3.385%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/28	4,274	4,428
	FNMA, 3.393%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/35	129,528	136,484
	FNMA, 3.394%, (12-Month USD LIBOR +/- MBS margin), 9/01/37	342,326	360,049
	FNMA, 3.395%, (12-Month USD LIBOR +/- MBS margin), 5/01/35	44,633	46,949
	FNMA, 3.397%, (12-Month USD LIBOR +/- MBS margin), 4/01/40	712,969	750,393
	FNMA, 3.40%, (12-Month USD LIBOR +/- MBS margin), 4/01/33	1,621	1,655
	FNMA, 3.40%, (12-Month USD LIBOR +/- MBS margin), 11/01/34	15,331	16,125
	FNMA, 3.408%, (12-Month USD LIBOR +/- MBS margin), 12/01/33	8,337	8,790
	FNMA, 3.41%, (12-Month USD LIBOR +/- MBS margin), 11/01/35	419,431	442,054
	FNMA, 3.41%, (12-Month USD LIBOR +/- MBS margin), 9/01/39	313,904	330,882
	FNMA, 3.416%, (12-Month USD LIBOR +/- MBS margin), 8/01/38	648,641	682,961
	FNMA, 3.421%, (12-Month USD LIBOR +/- MBS margin), 7/01/35	193,525	203,504
	FNMA, 3.422%, (12-Month USD LIBOR +/- MBS margin), 9/01/37	1,107,856	1,167,278
	FNMA, 3.424%, (12-Month USD LIBOR +/- MBS margin), 9/01/38	259,748	273,591
	FNMA, 3.444%, (12-Month USD LIBOR +/- MBS margin), 12/01/34	518,200	545,887
	FNMA, 3.446%, (12-Month USD LIBOR +/- MBS margin), 12/01/35	80,409	85,118
	FNMA, 3.448%, (12-Month USD LIBOR +/- MBS margin), 11/01/36	90,441	95,252
	FNMA, 3.464%, (12-Month USD LIBOR +/- MBS margin), 11/01/36	296,600	313,198
	FNMA, 3.465%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/28	17,653	18,324
	FNMA, 3.467%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/35	48,973	52,298
	FNMA, 3.467%, (12-Month USD LIBOR +/- MBS margin), 3/01/37	462,250	487,323
	FNMA, 3.47%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	106,466	112,467
	FNMA, 3.481%, (12-Month USD LIBOR +/- MBS margin), 9/01/35	368,221	388,755
	FNMA, 3.485%, (12-Month USD LIBOR +/- MBS margin), 8/01/37	229,690	242,477
	FNMA, 3.487%, (12-Month USD LIBOR +/- MBS margin), 5/01/38	3,064,895	3,227,299
	FNMA, 3.489%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/30	11,900	12,458
	FNMA, 3.497%, (12-Month USD LIBOR +/- MBS margin), 8/01/36	206,966	218,072
	FNMA, 3.50%, (12-Month USD LIBOR +/- MBS margin), 10/01/33	124,443	131,637
	FNMA, 3.515%, (12-Month USD LIBOR +/- MBS margin), 5/01/35	285,960	302,137
	FNMA, 3.519%, (12-Month USD LIBOR +/- MBS margin), 1/01/41	545,283	572,655
	FNMA, 3.532%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/34	40,347	42,635
	FNMA, 3.537%, (12-Month USD LIBOR +/- MBS margin), 3/01/36	49,999	52,897
	FNMA, 3.54%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/33	4,769	5,041
	FNMA, 3.543%, (12-Month USD LIBOR +/- MBS margin), 5/01/37	396,072	419,452
	FNMA, 3.558%, (12-Month USD LIBOR +/- MBS margin), 7/01/41	314,326	330,152
	FNMA, 3.56%, (12-Month USD LIBOR +/- MBS margin), 10/01/40	1,485,730	1,560,025
	FNMA, 3.563%, (12-Month USD LIBOR +/- MBS margin), 5/01/35	235,697	249,848
	FNMA, 3.569%, (12-Month USD LIBOR +/- MBS margin), 9/01/37	1,995	2,107
	FNMA, 3.574%, (12-Month USD LIBOR +/- MBS margin), 1/01/37	86,967	91,961
	FNMA, 3.58%, (12-Month USD LIBOR +/- MBS margin), 6/01/35	737,422	775,885
	FNMA, 3.593%, (12-Month USD LIBOR +/- MBS margin), 6/01/36	74,140	78,153
	FNMA, 3.599%, (12-Month USD LIBOR +/- MBS margin), 9/01/40	173,576	182,323
	FNMA, 3.605%, (12-Month USD LIBOR +/- MBS margin), 6/01/35	58,879	61,899
	FNMA, 3.605%, (12-Month USD LIBOR +/- MBS margin), 6/01/35	261,698	275,735
	FNMA, 3.613%, (12-Month USD LIBOR +/- MBS margin), 9/01/38	242,098	255,114
	FNMA, 3.693%, (12-Month USD LIBOR +/- MBS margin), 8/01/37	125,652	133,740
	FNMA, 3.73%, (11th District COF +/- MBS margin), 10/01/27	577	576
	FNMA, 3.73%, (12-Month USD LIBOR +/- MBS margin), 8/01/35	67,078	71,183
	FNMA, 4.109%, (12-Month USD LIBOR +/- MBS margin), 3/01/36	47,725	51,491
	FNMA, 4.211%, (11th District COF +/- MBS margin), 8/01/28	32,163	34,192
	FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS margin), 3/01/33	156,760	162,354
	FNMA, 5.00%, (6-Month USD LIBOR +/- MBS margin), 4/01/33	946	982

			38,621,754

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FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
	Federal National Mortgage Association (FNMA) Fixed Rate 5.3%
c	FNMA, 3.00%, 12/15/29	$3,300,000	$3,362,080
	FNMA, 3.00%, 2/01/32	3,910,057	3,987,470

			7,349,550

	Government National Mortgage Association (GNMA) Fixed Rate 2.4%
	GNMA, 3.50%, 10/20/47	3,292,945	3,408,658

	Total Mortgage-Backed Securities (Cost $90,474,324)		89,930,145

	Total Investments before Short Term Investments (Cost $139,376,277)		138,528,249

		Shares
	Short Term Investments (Cost $5,562,794) 4.0%
	Money Market Funds 4.0%
d,e	Institutional Fiduciary Trust Money Market Portfolio, 0.75%	5,562,794	5,562,794

	Total Investments (Cost $144,939,071) 103.6%		144,091,043
	TBA Sale Commitments (1.7)%		(2,367,797)
	Other Assets, less Liabilities (1.9)%		(2,584,002)

	Net Assets 100.0%		$139,139,244

		Principal Amount
	TBA Sales Commitments (Proceeds ($2,377,856))
	Federal National Mortgage Association (FNMA) Fixed Rate (1.7)%
f	FNMA, 3.50%, 12/15/44	$(2,310,000)	$(2,367,797)

aPrincipal amount of security is adjusted for inflation. See Note 1(f).

bAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

cSecurity purchased on a to-be-announced (TBA) basis. See Note 1(b).

dThe rate shown is the annualized seven-day yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

fSecurity sold on a TBA basis resulting in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses associated with short sale transactions.

At November 30, 2017, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts
Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Short	68	$7,911,375	3/29/18	$361
U.S. Treasury 10 Yr. Note	Short	95	11,784,453	3/20/18	14,606
U.S. Treasury Long Bond	Short	2	303,437	3/20/18	198
U.S. Treasury Ultra 10 Yr. Note	Short	4	532,688	3/20/18	803

Total Futures Contracts					$15,968

*As of period end.

See Note 7 regarding other derivative information.

See Abbreviations on page 24.

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	15

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

November 30, 2017 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$139,376,277
Cost – Non-controlled affiliates (Note 3c)	5,562,794

Value – Unaffiliated issuers	$138,528,249
Value – Non-controlled affiliates (Note 3c)	5,562,794
Cash	37,800
Receivables:
Investment securities sold	3,040,007
Affiliates	12,365
Interest	471,517
Variation margin on futures contracts	58,129
Initial margin on futures contracts	155,350

Total assets	147,866,211

Liabilities:
Payables:
Investment securities purchased	6,010,303
Distributions to shareholders	308,352
Trustees fees and expenses	190
TBA sale commitments, at value (proceeds $2,377,856)	2,367,797
Accrued expenses and other liabilities	40,325

Total liabilities	8,726,967

Net assets, at value	$139,139,244

Net assets consist of:
Paid-in capital	$144,800,620
Distributions in excess of net investment income	(724,255)
Net unrealized appreciation (depreciation)	(822,001)
Accumulated net realized gain (loss)	(4,115,120)

Net assets, at value	$139,139,244

Shares outstanding	1,451,000

Net asset value per share	$95.89

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended November 30, 2017 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

Investment income:
Dividends:
Non-controlled affiliates (Note 3c)	$9,567
Interest:
Unaffiliated issuers:
Inflation principal adjustments	118,694
Paydown gain (loss)	(673,554)
Paid in cash	1,738,819

Total investment income	1,193,526

Expenses:
Management fees (Note 3a)	226,535
Transfer agent fees	16,177
Custodian fees (Note 4)	680
Reports to shareholders	10,909
Registration and filing fees	11,745
Professional fees	45,516
Trustees fees and expenses	2,643
Pricing fees	19,101
Other	12,607

Total expenses	345,913

Expense reductions (Note 4)	(216)
Expenses waived/paid by affiliates (Note 3c and 3d)	(130,432)

Net expenses	215,265

Net investment income	978,261

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(50,134)
Futures contracts	177,634
TBA sale commitments	(20,586)

Net realized gain (loss)	106,914

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(754,921)
Futures contracts	71,164
TBA sale commitments	10,059

Net change in unrealized appreciation (depreciation)	(673,698)

Net realized and unrealized gain (loss)	(566,784)

Net increase (decrease) in net assets resulting from operations	$411,477

libertyshares.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Liberty Short Duration U.S. Government ETF

	Six Months Ended November 30, 2017 (unaudited)	Year Ended May 31, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$978,261	$1,798,063
Net realized gain (loss)	106,914	(115,363)
Net change in unrealized appreciation (depreciation)	(673,698)	(12,719)

Net increase (decrease) in net assets resulting from operations	411,477	1,669,981

Distributions to shareholders from net investment income	(1,744,410)	(3,529,254)

Capital share transactions (Note 2)	(28,933,879)	(12,255,976)

Net increase (decrease) in net assets	(30,266,812)	(14,115,249)
Net assets:
Beginning of period	169,406,056	183,521,305

End of period	$139,139,244	$169,406,056

Undistributed net investment income included in net assets:
End of period	$—	$41,894

Distributions in excess of net investment income included in net assets:
End of period	$(724,255)	$—

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FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one Fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income in the Statement of Operations.

20	Semiannual Report	libertyshares.com

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV in blocks of 25,000 shares or multiples thereof (Creation Units). Certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the period ended November 30, 2017, all Creation Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance or redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees received by the Fund, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At November 30, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	175,000	$16,863,551	225,000	$21,900,377
Shares redeemed	(475,000)	(45,797,430)	(350,000)	(34,156,353)

Net increase (decrease)	(300,000)	$(28,933,879)	(125,000)	$(12,255,976)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2017, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.75%	4,589,062	78,323,625	(77,349,893)	5,562,794	$5,562,794	$9,567	$—	$—

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2018.

Prior to October 1, 2017, Advisers had contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) of the Fund do not exceed 0.30% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations).

e. Other Affiliated Transactions

At November 30, 2017, the shares of the Fund were owned by the following entities:

	Shares	Percentage of Outstanding Shares[a]
Franklin 529 Portfolios	692,886	47.75%
Franklin Resources Inc.	214,908	14.81%

	907,794	62.56%

s Investment activities of significant shareholders could have a material impact on the Fund.

22	Semiannual Report	libertyshares.com

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2017, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2017, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$1,875,172
Long term	2,235,029

Total capital loss carryforwards	$4,110,201

At November 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$142,763,559

Unrealized appreciation	182,778
Unrealized depreciation	(1,206,700)

Net unrealized appreciation (depreciation)	$(1,023,922)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2017, aggregated $88,843,529 and $118,195,096, respectively.

7. Other Derivative Information

At November 30, 2017, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin	$15,968	[a]	Variation margin	$—

a This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the period ended November 30, 2017, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$177,634	Futures contracts	$71,164

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

7. Other Derivative Information (continued)

For the period ended November 30, 2017, the average month end notional amount of futures contracts represented $23,139,615.

See Note 1(c) regarding derivative financial instruments.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$48,598,104	$—	$48,598,104
Mortgage-Backed Securities	—	89,930,145	—	89,930,145
Short Term Investments	5,562,794	—	—	5,562,794

Total Investments in Securities	$5,562,794	$138,528,249	$—	$144,091,043

Other Financial Instruments:
Futures Contracts	$15,968	$—	$—	$15,968

Liabilities:
Other Financial Instruments:
TBA Sale Commitments	$—	$2,367,797	$—	2,367,797

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FHLB	Federal Home Loan Bank
FICO	Financing Corp.
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

24	Semiannual Report	libertyshares.com

FRANKLIN ETF TRUST

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

libertyshares.com	Semiannual Report	25

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

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Semiannual Report
Franklin Liberty Short Duration U.S. Government ETF
Investment Manager Franklin Advisers, Inc.	Distributor Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 libertyshares.com	Investor Services Transfer Agent BNY Mellon (855) 231-1706 111 Sanders Creek Parkway East Syracuse, NY 13057

© 2017-2018 Franklin Templeton Investments. All rights reserved.	FTSD S 01/18

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a)    Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date January 25, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date January 25, 2018